Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended	28 Months Ended	1 Months Ended		12 Months Ended		26 Months Ended	25 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2012 Purchase Commitment USD ($)	Mar. 31, 2012 Purchase Commitment JPY (¥)	Mar. 31, 2010 US District Court, California Shareholders' Protection Rights Agreement LegalMatter	Mar. 31, 2012 Damages from Product Defects LegalMatter	Apr. 30, 2010 Damages from Product Defects US Federal District Court LegalMatter	Apr. 30, 2010 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2012 Damages from Product Defects US State District Court LegalMatter	Mar. 31, 2012 Damages from Product Defects US District Court, California LegalMatter	Mar. 31, 2012 Damages from Product Defects Federal and State LegalMatter	Feb. 28, 2003 Antitrust Litigation US Federal District Court LegalMatter
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment and other assets					$ 888	¥ 73,004
Customer payment guarantee to dealers, period range	1 month to 35 years	1 month to 35 years
Payment guarantee period			1 month	35 years
Guarantee contracts obligations, maximum potential amount of future payments	20,625	1,695,140
Guarantee contracts obligations, liabilities	$ 170	¥ 13,981
Putative class action case filed							6	200	190		10	1	20	85
Other individual cases consolidated into federal suit										300
Percentage of material costs from purchases from an affiliated company	10.00%	10.00%
Expiration date for collective bargaining agreement covering a substantial portion of employees	Dec. 31, 2014	Dec. 31, 2014